FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable and other [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 3,204	$ 4,638
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(589)	(889)
Net amount of financial instruments in Consolidated Balance Sheets	2,615	3,749
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	5,305	4,703
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(506)	(861)
Net amount of financial instruments in Consolidated Balance Sheets	$ 4,799	$ 3,842